Profit Sharing and Retirement Plans	12 Months Ended
Dec. 31, 2010
Profit Sharing and Retirement Plans [Abstract]
Profit Sharing and Retirement Plans
(13) Profit Sharing and Retirement Plans
The Company maintains a defined contribution profit sharing plan for employees who have satisfied minimum service requirements. Employees may contribute up to 75% of their earnings to the plans subject to the annual dollar limitations imposed by the Internal Revenue Service. The Company may provide a discretionary match, not to exceed 5% of an employee’s salary. The Company made contributions of approximately $3.3 million, $3.8 million and $4.0 million in 2010, 2009 and 2008, respectively.
The Company has a non-qualified deferred compensation plan which allows certain highly compensated employees the option to defer up to 75% of their base salary, up to 100% of their bonus, and up to 100% of the cash portion of their performance share unit compensation to the plan. Payments are made to participants based on their annual enrollment elections and plan balances. Participants earn a return on their deferred compensation that is based on hypothetical investments in certain mutual funds. Changes in market value of these hypothetical participant investments are reflected as an adjustment to the deferred compensation liability of the Company with an offset to compensation expense (see note 18). At December 31, 2010 and 2009, the liability of the Company to the participants was approximately $14.2 million and $15.8 million, respectively, and is recorded in other long-term liabilities, which reflects the accumulated participant deferrals and earnings (losses) as of that date. Additionally at December 31, 2010, the Company had $3.0 million in accounts payable in anticipation of pending payments. For the years ended December 31, 2010, 2009 and 2008, the Company recorded compensation expense of $1.8 million, $2.8 million and ($2.8) million, respectively, related to the earnings and losses of the deferred compensation plan liability. The Company makes contributions that approximate the participant deferrals into various investments, principally life insurance that is invested in mutual funds similar to the participants’ hypothetical investment elections. Changes in market value of the investments and life insurance are reflected as adjustments to the deferred compensation plan asset with an offset to other income (expense). At December 31, 2010 and 2009, the deferred contribution plan asset was approximately $10.8 million and $12.4 million, respectively, and is recorded in intangible and other long-term assets. For the years ended December 31, 2010, 2009 and 2008, the Company recorded other income (expense) of $0.8 million, $0.6 million and ($4.0) million, respectively, related to the earnings and losses of the deferred compensation plan assets.
The Company also has a supplemental executive retirement plan (SERP). The SERP provides retirement benefits to the Company’s executive officers and certain other designated key employees. The SERP is an unfunded, non-qualified defined contribution retirement plan, and all contributions under the plan are unfunded credits to a notional account maintained for each participant. Under the SERP, the Company will generally make annual contributions to a retirement account based on age and years of service. During 2010 and 2009, the participants in the plan received contributions ranging from 5% to 35% of salary and annual cash bonus, which totaled approximately $5.5 million and $2.2 million, respectively. The Company may also make discretionary contributions to a participant’s retirement account. In 2010, the Company made a discretionary contribution to the account of its former chief operating officer in the amount of $4.7 million as part of its executive management transition. Also in 2008, the Company made a discretionary contribution to the account of its former chief executive officer in the amount of $10 million. The Company recorded $5.6 million, $2.1 million and $11.3 million of compensation expense in general and administrative expenses for the years ended December 31, 2010, 2009 and 2008, respectively, inclusive of discretionary contributions.